Benefit Plans (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jul. 01, 2019	Jul. 01, 2018
Life Insurance Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense			$ (12)		$ (9)
Accrued interest payable and other liabilities Total			$ 171		182
401 (k) plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of amount allowable under federal tax regulations			50.00%
Percentage of compensation contributed under federal tax regulations			6.00%
Benefit plan expense			$ 188		106
Salary Continuation Agreement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense			8		9
Accrued interest payable and other liabilities Total			170		$ 187
Annual benefit for 20 years			$ 25
Duration of Annual benefit			20 years
Multi-employer pension plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liability	$ 61			$ 110		$ 61
CFBank's contributions				$ 59		18
Funded status								89.69%	94.33%
Total contributions made to Pentegra DB Plan						$ 164,570	$ 367,119
Percentage of amount allowable under federal tax regulations	5.00%	5.00%